Property, plant and equipment (Regulated and Non-regulated Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net
Total cost	$ 24,871	$ 26,043
Less: Accumulated depreciation	(8,295)	(8,567)
Total cost less: Accumulated depreciation	16,576	17,476
Construction work in progress	1,591	1,236
Property, Plant and Equipment, Net	18,167	18,712
Generation
Property, Plant and Equipment, Net
Total cost	$ 11,181	11,092
Generation | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Generation | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	131 years
Transmission
Property, Plant and Equipment, Net
Total cost	$ 2,318	3,047
Transmission | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	11 years
Transmission | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Distribution
Property, Plant and Equipment, Net
Total cost	$ 5,820	6,348
Distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Gas transmission and distribution
Property, Plant and Equipment, Net
Total cost	$ 3,546	3,398
Gas transmission and distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Gas transmission and distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	85 years
General plant and other
Property, Plant and Equipment, Net
Total cost	$ 2,006	$ 2,158
General plant and other | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
General plant and other | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years